Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2026	Mar. 31, 2025
Plans with ABO in excess of plan assets:
PBO	¥ 45,356	¥ 45,064
ABO	45,356	45,064
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	45,356	45,064
ABO	45,356	45,064
Fair value of plan assets